UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5851

MFS INTERMARKET INCOME TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® InterMarket Income Trust I

5/31/09

CMK-SEM

MFS® InterMarket Income Trust I

New York Stock Exchange Symbol: CMK

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent market events have shown the value of certain types of investments. In down markets especially, the benefits that funds offer — diversification, professional management, and transparency of operations — become even more important for investors.

This year, MFS celebrates the 85th anniversary of its flagship fund, Massachusetts Investors Trust. Founded in 1924, Massachusetts Investors Trust was America’s first mutual fund. Over the years, MFS has managed money through wars, recessions, and countless boom and bust market cycles. As dire as today’s economic climate may seem, experience has taught us the benefits of maintaining a long-term view. No one can predict when the market will fully recover. Still, we remain fully confident that the hallmarks of funds — diversification, professional management, and transparency — can serve long-term investors well through any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

July 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact MFS or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure

Fixed income sectors reflecting equivalent exposure of derivative positions (i)
High Grade Corporates	36.1%
High Yield Corporates	26.5%
Non-U.S. Government Bonds	23.0%
U.S. Treasury Securities	20.0%
Mortgage-Backed Securities	5.6%
Emerging Markets Bonds	4.9%
Floating Rate Loans	1.8%
U.S. Government Agencies	1.2%
Asset-Backed Securities	0.9%
Municipal Bonds	0.3%

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Credit quality of bonds (r)
AAA	32.1%
AA	11.3%
A	11.9%
BBB	18.2%
BB	7.9%
B	11.2%
CCC	5.1%
CC	0.4%
C	0.1%
D	0.6%
Not Rated	1.2%

Portfolio Composition – continued

Portfolio facts
Average Duration (d)(i)	5.2
Average Effective Maturity (i)(m)	7.5 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A-

Country weightings (i)
United States	63.3%
United Kingdom	4.7%
Japan	4.5%
Canada	4.5%
Italy	3.6%
Germany	3.5%
France	3.1%
Spain	2.0%
Netherlands	2.0%
Other Countries	8.8%

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 05/31/09.

From time to time “Cash & Other Net Assets” may be negative due to borrowings for leverage transactions, timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 5/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign government securities and high income debt instruments. This policy may not be changed without shareholder approval.

MFS may invest the fund’s assets in other types of debt instruments.

MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

The fund may use leverage by borrowing up to 33 1/3% of the fund’s assets, including borrowings for investment purposes, and investing the proceeds pursuant to its investment strategies. If approved by the fund’s Board of Trustees, the fund may use leverage by other methods.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicators upon whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. To the extent that investments are purchased with the proceeds from the borrowings from a bank, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov and on the MFS Web site at mfs.com.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO MANAGER’S PROFILE

James Calmas	—	Investment Officer of MFS; employed in the investment area of MFS since 1988. Portfolio manager of the fund since June 2007.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income. In addition, distributions of current year long-term gains may be recharacterized as ordinary income. Returns of shareholder capital have the effect of reducing the fund’s assets and may increase the fund’s expense ratio.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows common shareholders to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Generally, purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares on a quarterly basis in any amount $100 and over. The Plan Agent will purchase shares under the Cash Purchase Plan on the 15th of January, April, July, and October or shortly thereafter.

If shares are registered in your own name, new shareholders will automatically participate in the Plan, unless you have indicated that you do not wish to participate. If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional shares – the automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

You may withdraw from the Plan at any time by going to the Plan Agent’s website at www.computershare.com, by calling
1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078. Please have available the name of the fund and your account number. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of three ways: your full shares will be held in your account, the Plan Agent will sell your shares and send the proceeds to you, or you may transfer your full shares to your investment professional who can hold or sell them. Additionally, the Plan Agent will sell your fractional shares and send the proceeds to you.

If you have any questions or for further information or a copy of the Plan, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the fund) at 1-800-637-2304, at the Plan Agent’s website at

Dividend Reinvestment and Cash Purchase Plan – continued

www.computershare.com, or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078.

The following changes in the Plan will take effect on September 1, 2009:

•

When dividend reinvestment is being made through purchases in the open market, such purchases will be made on or shortly after the payment date for such distribution (except where temporary limits on purchases are legally required) and in no event more than 15 days thereafter (instead of 45 days as previously specified).

•

In an instance where the Plan Agent either cannot invest the full amount of the distribution through open market purchases or the fund’s shares are no longer selling at a discount to the current net asset value per share, the fund will supplementally issue additional shares at the greater of net asset value per share or 95% of the current market value price per share calculated on the date that such request is made (instead of the distribution date net asset value as previously specified). This price may be greater or lesser than the fund’s net asset value per share on the distribution payment date.

PORTFOLIO OF INVESTMENTS

5/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 111.9%
Issuer	Shares/Par	Value ($)

Aerospace - 0.4%
Bombardier, Inc., 6.3%, 2014 (n)	$ 220,000	$192,500
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	75,000	31,500
TransDigm Group, Inc., 7.75%, 2014	60,000	57,900
Vought Aircraft Industries, Inc., 8%, 2011	200,000	98,000

		$379,900
Airlines - 0.2%
Continental Airlines, Inc., 7.339%, 2014	$ 210,000	$142,796

Apparel Manufacturers - 0.1%
Broder Brothers Co., 11.25%, 2010	$ 85,000	$26,775
Hanesbrands, Inc., FRN, 5.697%, 2014	75,000	60,375

		$87,150
Asset Backed & Securitized - 0.9%
Equity One ABS, Inc., FRN, 4.205%, 2034	$ 425,000	$363,208
Ford Credit Auto Owner Trust, FRN, 3.24%, 2011	250,000	252,792
GMAC Mortgage Corp. Loan Trust, FRN, 4.865%, 2034	331,564	198,424

		$814,424
Automotive - 1.2%
Accuride Corp., 8.5%, 2015	$ 55,000	$16,225
Allison Transmission, Inc., 11%, 2015 (n)	230,000	179,400
FCE Bank PLC, 7.125%, 2012	EUR 350,000	420,576
Ford Motor Credit Co. LLC, 9.75%, 2010	$ 105,000	99,419
Ford Motor Credit Co. LLC, 12%, 2015	110,000	101,137
Ford Motor Credit Co. LLC, 8%, 2016	160,000	128,487
Goodyear Tire & Rubber Co., 8.625%, 2011	36,000	35,010
Goodyear Tire & Rubber Co., 9%, 2015	88,000	84,040

		$1,064,294
Broadcasting - 1.5%
Allbritton Communications Co., 7.75%, 2012	$ 185,000	$129,038
CanWest MediaWorks LP, 9.25%, 2015 (a)(n)	105,000	10,500
CBS Corp., 6.625%, 2011	500,000	505,245
Clear Channel Communications, Inc., 10.75%, 2016	55,000	13,200
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)	95,000	94,525
Lamar Media Corp., 6.625%, 2015	235,000	199,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
Lamar Media Corp., “C”, 6.625%, 2015	$ 95,000	$76,950
LBI Media, Inc., 8.5%, 2017 (z)	60,000	21,675
LIN TV Corp., 6.5%, 2013	170,000	117,725
Local TV Finance LLC, 9.25%, 2015 (p)(z)	160,000	21,533
Newport Television LLC, 13%, 2017 (n)(p)	180,000	3,638
Nexstar Broadcasting Group, Inc., 7%, 2014	48,000	16,680
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (p)(z)	145,690	41,394
Univision Communications, Inc., 9.75%, 2015 (n)(p)	135,000	38,779

		$1,290,632
Brokerage & Asset Managers - 0.2%
Janus Capital Group, Inc., 6.95%, 2017	$ 130,000	$102,437
Nuveen Investments, Inc., 10.5%, 2015 (n)	125,000	66,875

		$169,312
Building - 1.0%
Associated Materials, Inc., 11.25%, 2014	$ 130,000	$41,600
Building Materials Corp. of America, 7.75%, 2014	250,000	218,750
CRH PLC, 8.125%, 2018	550,000	514,910
Nortek, Inc., 10%, 2013	90,000	58,275
Nortek, Inc., 8.5%, 2014	50,000	13,250
Ply Gem Industries, Inc., 11.75%, 2013	70,000	44,800

		$891,585
Business Services - 0.6%
First Data Corp., 9.875%, 2015	$ 250,000	$170,000
Iron Mountain, Inc., 6.625%, 2016	115,000	106,375
SunGard Data Systems, Inc., 9.125%, 2013	100,000	96,250
SunGard Data Systems, Inc., 10.25%, 2015	160,000	145,200

		$517,825
Cable TV - 1.9%
Cablevision Systems Corp., 8%, 2012	$ 110,000	$108,075
CCO Holdings LLC, 8.75%, 2013	260,000	237,900
Charter Communications, Inc., 10.375%, 2014 (n)	90,000	85,500
Charter Communications, Inc., 10.875%, 2014 (n)	45,000	46,350
CSC Holdings, Inc., 8.5%, 2014 (n)	40,000	39,800
DirectTV Holdings LLC, 7.625%, 2016	240,000	232,200
Mediacom LLC, 9.5%, 2013	70,000	66,850
Time Warner Cable, Inc., 5.4%, 2012	330,000	336,273
Videotron LTEE, 6.875%, 2014	40,000	37,800
Virgin Media Finance PLC, 8.75%, 2014	EUR 165,000	227,429

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - continued
Virgin Media Finance PLC, 9.5%, 2016	$ 100,000	$95,574
Virgin Media, Inc., 9.125%, 2016	130,000	125,450

		$1,639,201
Chemicals - 1.2%
Dow Chemical Co., 8.55%, 2019	$ 690,000	$689,932
Huntsman International LLC, 6.875%, 2013 (n)	EUR 75,000	66,267
Innophos Holdings, Inc., 8.875%, 2014	$ 150,000	134,625
KI Holdings, Inc., 0% to 2009, 9.875% to 2014	125,000	110,000
Momentive Performance Materials, Inc., 10.125%, 2014 (p)	137,068	33,585
Momentive Performance Materials, Inc., 11.5%, 2016	78,000	18,330
Nalco Co., 7.75%, 2011	34,000	34,340

		$1,087,079
Computer Software - Systems - 0.7%
IBM International Group Capital LLC, FRN, 1.393%, 2009	$ 230,000	$230,320
International Bus Machine Corp., FRN, 1.652%, 2011	410,000	413,117

		$643,437
Conglomerates - 0.6%
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	$ 540,000	$541,927

Construction - 0.1%
Lennar Corp., 12.25%, 2017 (n)	$ 50,000	$51,500

Consumer Goods & Services - 1.3%
Corrections Corp. of America, 6.25%, 2013	$ 90,000	$85,275
GEO Group, Inc., 8.25%, 2013	120,000	117,000
Hasbro, Inc., 6.125%, 2014	90,000	90,662
Jarden Corp., 7.5%, 2017	50,000	43,250
KAR Holdings, Inc., 10%, 2015	135,000	108,675
KAR Holdings, Inc., FRN, 5.027%, 2014	65,000	48,750
Service Corp. International, 7.375%, 2014	20,000	19,250
Service Corp. International, 6.75%, 2016	65,000	59,800
Service Corp. International, 7%, 2017	290,000	264,625
Ticketmaster, 10.75%, 2016 (n)	70,000	56,000
Whirlpool Corp., 8%, 2012	199,000	202,808

		$1,096,095
Containers - 0.8%
Crown Americas LLC, 7.625%, 2013	$ 100,000	$97,500
Crown Americas LLC, 7.75%, 2015	195,000	190,125
Graham Packaging Holdings Co., 9.875%, 2014	170,000	151,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - continued
Owens-Brockway Glass Container, Inc., 8.25%, 2013	$ 170,000	$170,000
Owens-Illinois, Inc., 7.5%, 2010	100,000	103,875

		$712,800
Defense Electronics - 0.3%
L-3 Communications Corp., 5.875%, 2015	$ 125,000	$111,250
L-3 Communications Corp., 6.375%, 2015	130,000	118,300

		$229,550
Electronics - 0.8%
Flextronics International Ltd., 6.25%, 2014	$ 100,000	$89,500
Freescale Semiconductor, Inc., 8.875%, 2014	125,000	56,250
Spansion, Inc., 11.25%, 2016 (d)(n)	135,000	30,375
Tyco Electronics Ltd., 6%, 2012	500,000	488,715

		$664,840
Emerging Market Quasi-Sovereign - 2.3%
Export-Import Bank of Korea, 8.125%, 2014	$ 152,000	$167,145
Gazprom International S.A., 7.201%, 2020	58,582	55,067
Hana Bank, 6.5%, 2012 (n)	102,000	105,946
Industrial Bank of Korea, 7.125%, 2014 (n)	198,000	200,389
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	103,000	94,245
Mubadala Development Co., 5.75%, 2014 (n)	259,000	259,479
Mubadala Development Co., 7.625%, 2019 (n)	252,000	252,680
National Power Corp., FRN, 4.911%, 2011	74,000	74,091
OJSC AK Transneft, 5.67%, 2014 (n)	160,000	139,010
Pemex Project Funding Master Trust, 5.75%, 2018	183,000	172,020
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022	100,000	77,190
National Power Corp., 7.25%, 2019 (z)	140,000	142,450
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	265,000	263,132

		$2,002,844
Emerging Market Sovereign - 0.9%
Emirate of Abu Dhabi, 6.75%, 2019 (z)	$ 124,000	$128,707
Republic of Argentina, FRN, 1.683%, 2012	105,400	66,662
Republic of Indonesia, 6.875%, 2018 (n)	101,000	96,203
Republic of Indonesia, 6.875%, 2018	118,000	112,395
Republic of Uruguay, 8%, 2022	134,000	140,030
State of Qatar, 5.15%, 2014 (n)	172,000	175,440
State of Qatar, 6.55%, 2019 (n)	103,000	106,863

		$826,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - 2.7%
Chaparral Energy, Inc., 8.875%, 2017	$ 145,000	$83,556
Chesapeake Energy Corp., 9.5%, 2015	130,000	128,375
Chesapeake Energy Corp., 6.375%, 2015	210,000	180,075
EnCana Corp., 6.5%, 2019	210,000	215,762
Forest Oil Corp., 8.5%, 2014 (n)	45,000	43,425
Forest Oil Corp., 7.25%, 2019	65,000	55,900
Hilcorp Energy I LP, 9%, 2016 (n)	175,000	154,000
Mariner Energy, Inc., 8%, 2017	190,000	150,100
McMoRan Exploration Co., 11.875%, 2014	80,000	62,000
Newfield Exploration Co., 6.625%, 2014	100,000	92,000
Newfield Exploration Co., 6.625%, 2016	45,000	40,725
OPTI Canada, Inc., 8.25%, 2014	205,000	141,450
Petrohawk Energy Corp., 10.5%, 2014 (n)	75,000	76,875
Plains Exploration & Production Co., 7%, 2017	225,000	195,750
Quicksilver Resources, Inc., 8.25%, 2015	15,000	12,525
Quicksilver Resources, Inc., 7.125%, 2016	250,000	182,500
Range Resources Corp., 8%, 2019	55,000	54,175
SandRidge Energy, Inc., 9.875%, 2016 (z)	30,000	28,575
SandRidge Energy, Inc., 8%, 2018 (n)	150,000	126,750
Talisman Energy, Inc., 7.75%, 2019	50,000	52,418
XTO Energy, Inc., 5.75%, 2013	264,000	275,742

		$2,352,678
Energy - Integrated - 2.2%
BP Capital Markets PLC, 5.25%, 2013	$ 350,000	$371,424
ConocoPhillips, 5.75%, 2019	630,000	647,812
Hess Corp., 8.125%, 2019	120,000	131,851
Husky Energy, Inc., 7.25%, 2019	260,000	271,332
Petro-Canada, 6.05%, 2018	500,000	467,297

		$1,889,716
Entertainment - 0.2%
AMC Entertainment, Inc., 11%, 2016	$ 110,000	$110,550
AMC Entertainment, Inc., 8.75%, 2019 (z)	100,000	96,250

		$206,800
Financial Institutions - 1.7%
General Electric Capital Corp., FRN, 1.157%, 2012	$ 290,000	$260,098
GMAC LLC, 6.875%, 2011 (z)	477,000	426,915
GMAC LLC, 7%, 2012 (z)	70,000	61,250
GMAC LLC, 6.75%, 2014 (z)	90,000	75,150
GMAC LLC, 8%, 2031 (z)	118,000	88,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - continued
HSBC Finance Corp., 4.125%, 2009	$ 429,000	$431,344
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	500,000	190,000

		$1,533,257
Food & Beverages - 4.7%
Anheuser-Busch Companies, Inc., 7.75%, 2019 (n)	$ 440,000	$473,285
ARAMARK Corp., 8.5%, 2015	300,000	286,125
B&G Foods, Inc., 8%, 2011	105,000	103,425
Brown-Forman Corp., 5.2%, 2012	530,000	563,917
Conagra Foods, Inc., 7.875%, 2010	292,000	309,639
Conagra Foods, Inc., 7%, 2019	20,000	21,517
Constellation Brands, Inc., 8.125%, 2012	95,000	94,525
Cott Beverages USA, Inc., 8%, 2011	95,000	81,700
Dean Foods Co., 7%, 2016	125,000	117,188
Del Monte Corp., 6.75%, 2015	110,000	104,225
Diageo Capital PLC, 7.375%, 2014	250,000	277,844
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	500,000	503,271
General Mills, Inc., 5.65%, 2019	90,000	92,081
Kellogg Co., 6.6%, 2011	460,000	495,562
Kraft Foods, Inc., 6.75%, 2014	150,000	163,176
Kraft Foods, Inc., 6.125%, 2018	130,000	132,785
SABMiller PLC, 6.2%, 2011 (z)	300,000	308,442

		$4,128,707
Food & Drug Stores - 0.8%
CVS Caremark Corp., 4%, 2009	$ 320,000	$322,468
CVS Caremark Corp., 6.6%, 2019	20,000	20,771
CVS Caremark Corp., FRN, 0.967%, 2010	320,000	316,544

		$659,783
Forest & Paper Products - 0.4%
Abitibi-Consolidated, Inc., 8.375%, 2015 (d)	$ 135,000	$12,825
Georgia-Pacific Corp., 7.125%, 2017 (n)	95,000	89,300
Georgia-Pacific Corp., 8%, 2024	145,000	123,250
Graphic Packaging International Corp., 9.5%, 2013	60,000	56,100
Jefferson Smurfit Corp., 8.25%, 2012 (d)	70,000	22,050
Millar Western Forest Products Ltd., 7.75%, 2013	125,000	47,500
NewPage Holding Corp., 10%, 2012	20,000	11,200
Smurfit-Stone Container Corp., 8%, 2017 (d)	60,000	19,500

		$381,725

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - 1.3%
Boyd Gaming Corp., 6.75%, 2014	$ 110,000	$85,800
Circus & Eldorado Joint Venture, 10.125%, 2012	115,000	90,994
Firekeepers Development Authority, 13.875%, 2015 (z)	100,000	90,000
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(n)	115,000	5,175
Harrah’s Operating Co., Inc., 11.25%, 2017 (z)	45,000	43,650
Harrah’s Operating Co., Inc., 10%, 2018 (z)	4,000	2,670
Harrah’s Operating Co., Inc., 10%, 2018 (z)	201,000	134,168
Host Hotels & Resorts, Inc., 7.125%, 2013	50,000	46,500
Host Hotels & Resorts, Inc., 6.75%, 2016	50,000	43,000
Host Hotels & Resorts, Inc., 9%, 2017 (z)	25,000	23,500
MGM Mirage, 6.75%, 2013	65,000	43,225
MGM Mirage, 5.875%, 2014	55,000	34,925
MGM Mirage, 10.375%, 2014 (z)	15,000	15,450
MGM Mirage, 7.5%, 2016	105,000	68,250
MGM Mirage, 11.125%, 2017 (z)	45,000	47,138
Pinnacle Entertainment, Inc., 7.5%, 2015	250,000	208,750
Royal Caribbean Cruises Ltd., 7%, 2013	80,000	66,600
Station Casinos, Inc., 6%, 2012 (d)	85,000	30,600
Station Casinos, Inc., 6.875%, 2016 (d)	395,000	11,850
Station Casinos, Inc., 6.625%, 2018 (d)	290,000	8,700
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)	305,000	36,600

		$1,137,545
Industrial - 1.5%
Baldor Electric Co., 8.625%, 2017	$ 90,000	$81,900
Blount International, Inc., 8.875%, 2012	35,000	34,825
Cornell University, 4.35%, 2014	240,000	245,993
Johns Hopkins University, 5.25%, 2019	470,000	471,438
JohnsonDiversey, Inc., 9.625%, 2012	EUR 50,000	62,556
JohnsonDiversey, Inc., “B”, 9.625%, 2012	$ 120,000	117,000
Princeton University, 4.95%, 2019	310,000	311,166

		$1,324,878
Insurance - 0.6%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$ 450,000	$243,000
Principal Financial Group, Inc., 8.875%, 2019	250,000	247,168

		$490,168
Insurance - Property & Casualty - 0.3%
Allstate Corp., 7.45%, 2019	$ 140,000	$146,246
USI Holdings Corp., 9.75%, 2015 (z)	175,000	95,813

		$242,059

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Quasi-Sovereign - 3.4%
ANZ National Bank Ltd. Group, 3.25%, 2012 (z)	$ 240,000	$239,752
Canada Housing Trust, 4.6%, 2011 (n)	CAD 210,000	205,134
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)	$ 450,000	486,205
ING Bank N.V., 3.9%, 2014 (n)	530,000	545,161
LeasePlan Corp. N.V., 3%, 2012 (n)	180,000	180,060
Royal Bank of Scotland PLC, FRN, 1.637%, 2012 (n)	577,000	575,709
Societe Financement de l’ Economie, 3.375%, 2014 (n)	577,000	578,211
Westpac Banking Corp., 3.25%, 2011 (n)	200,000	205,700

		$3,015,932
International Market Sovereign - 18.2%
Federal Republic of Germany, 5.25%, 2010	EUR 480,000	$709,648
Federal Republic of Germany, 3.75%, 2015	EUR 614,000	907,818
Federal Republic of Germany, 4.25%, 2018	EUR 203,000	303,675
Federal Republic of Germany, 6.25%, 2030	EUR 305,000	531,453
Government of Canada, 4.5%, 2015	CAD 356,000	358,126
Government of Canada, 5.75%, 2033	CAD 92,000	104,979
Government of Japan, 1.5%, 2012	JPY 44,000,000	475,195
Government of Japan, 1.3%, 2014	JPY 96,000,000	1,025,695
Government of Japan, 1.7%, 2017	JPY 137,000,000	1,480,238
Government of Japan, 2.2%, 2027	JPY 43,000,000	458,923
Government of Japan, 2.4%, 2037	JPY 45,000,000	487,379
Kingdom of Belgium, 5.5%, 2017	EUR 268,000	418,804
Kingdom of Netherlands, 3.75%, 2014	EUR 365,000	533,709
Kingdom of Spain, 5.35%, 2011	EUR 1,139,000	1,738,762
Kingdom of Sweden, 4.5%, 2015	SEK 1,475,000	208,878
Republic of Austria, 4.65%, 2018	EUR 367,000	536,468
Republic of France, 4.75%, 2012	EUR 297,000	453,446
Republic of France, 6%, 2025	EUR 245,000	408,697
Republic of France, 4.75%, 2035	EUR 411,000	595,847
Republic of Greece, 3.6%, 2016	EUR 126,000	166,836
Republic of Ireland, 4.6%, 2016	EUR 385,000	538,483
Republic of Italy, 4.75%, 2013	EUR 618,000	928,829
Republic of Italy, 5.25%, 2017	EUR 698,000	1,065,279
Republic of Portugal, 4.45%, 2018	EUR 112,000	160,739
United Kingdom Treasury, 8%, 2015	GBP 316,000	671,581
United Kingdom Treasury, 8%, 2021	GBP 185,000	419,513
United Kingdom Treasury, 4.25%, 2036	GBP 190,000	290,483

		$15,979,483
Local Authorities - 1.7%
California Build America Bonds, 7.55%, 2039	$ 345,000	$333,470
Louisiana Gas & Fuels Tax Rev., FRN, 3%, 2043	310,000	309,572

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - continued
Province of Ontario, 2.625%, 2012	$ 800,000	$814,701

		$1,457,743
Machinery & Tools - 0.1%
Case New Holland, Inc., 7.125%, 2014	$ 125,000	$115,938

Major Banks - 3.8%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$ 610,000	$281,269
Bank of America Corp., 7.375%, 2014	280,000	294,676
Bank of New York Mellon, 4.3%, 2014	430,000	431,944
Credit Suisse New York, 5.5%, 2014	260,000	262,600
Goldman Sachs Group, Inc., 6%, 2014	200,000	203,346
Goldman Sachs Group, Inc., 7.5%, 2019	304,000	319,884
Kookmin Bank, 7.25%, 2014 (z)	200,000	203,064
Merrill Lynch & Co., Inc., 6.4%, 2017	40,000	36,256
Morgan Stanley, 6.75%, 2011	300,000	312,431
Morgan Stanley, 6%, 2014	160,000	160,784
Morgan Stanley, 7.3%, 2019	110,000	112,678
Natixis S.A., 10% to 2018, FRN to 2049 (n)	310,000	170,568
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	500,000	296,172
Wells Fargo & Co., FRN, 1.238%, 2011	250,000	240,681

		$3,326,353
Medical & Health Technology & Services - 2.5%
Biomet, Inc., 10%, 2017	$ 130,000	$132,925
Biomet, Inc., 11.625%, 2017	105,000	103,425
Cardinal Health, Inc., 5.8%, 2016	279,000	259,276
Community Health Systems, Inc., 8.875%, 2015	270,000	266,963
Cooper Cos., Inc., 7.125%, 2015	100,000	95,750
DaVita, Inc., 6.625%, 2013	59,000	55,313
DaVita, Inc., 7.25%, 2015	291,000	273,540
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	65,000	67,275
HCA, Inc., 6.375%, 2015	270,000	208,575
HCA, Inc., 9.25%, 2016	230,000	225,975
HCA, Inc., 8.5%, 2019 (n)	80,000	78,200
Psychiatric Solutions, Inc., 7.75%, 2015	50,000	45,000
Psychiatric Solutions, Inc., 7.75%, 2015 (z)	85,000	75,650
U.S. Oncology, Inc., 10.75%, 2014	85,000	80,963
U.S. Oncology, Inc., FRN, 6.903%, 2012 (p)	106,000	70,302
Universal Hospital Services, Inc., 8.5%, 2015 (p)	125,000	120,000

		$2,159,132

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 1.3%
Arch Western Finance LLC, 6.75%, 2013	$ 95,000	$86,450
BHP Billiton Finance Ltd., 6.5%, 2019	140,000	152,479
FMG Finance Ltd., 10.625%, 2016 (n)	190,000	168,625
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	380,000	377,150
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	95,000	85,500
Peabody Energy Corp., 7.375%, 2016	175,000	166,688
Rio Tinto Finance USA Ltd., 5.875%, 2013	85,000	83,017

		$1,119,909
Mortgage Backed - 5.6%
Fannie Mae, 6%, 2029 - 2037	$ 1,156,539	$1,206,570
Fannie Mae, 6.5%, 2036	1,171,686	1,250,006
Freddie Mac, 5.5%, 2026	1,120,504	1,148,476
Ginnie Mae, 9%, 2016	61,248	66,350
Ginnie Mae, 11%, 2018 - 2019	65,742	73,805
Ginnie Mae, 5.612%, 2058	556,293	570,896
Ginnie Mae, 6.36%, 2058	532,223	559,478

		$4,875,581
Municipals - 0.3%
Cabazon Band Mission Indians, CA, Mortgage Notes, 13%, 2011	$ 230,000	$161,000
Virginia Tobacco Settlement Financing Corp., “A-1”, 6.706%, 2046	130,000	70,837

		$231,837
Natural Gas - Distribution - 0.8%
AmeriGas Partners LP, 7.125%, 2016	$ 170,000	$157,463
EQT Corp., 8.125%, 2019	370,000	381,681
Inergy LP, 6.875%, 2014	150,000	137,250

		$676,394
Natural Gas - Pipeline - 2.2%
Atlas Pipeline Partners LP, 8.125%, 2015	$ 40,000	$24,600
Atlas Pipeline Partners LP, 8.75%, 2018	105,000	64,050
CenterPoint Energy, Inc., 7.875%, 2013	500,000	525,000
Colorado Interstate Gas Co., 6.8%, 2015	32,000	32,219
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	150,000	148,171
El Paso Corp., 6.875%, 2014	130,000	123,118
El Paso Corp., 8.25%, 2016	100,000	99,250
El Paso Corp., 7.25%, 2018	110,000	101,317
Energy Transfer Partners LP, 8.5%, 2014	45,000	50,081
Enterprise Products Operating LP, 5.65%, 2013	500,000	496,691
MarkWest Energy Partners LP, 6.875%, 2014 (z)	90,000	72,450

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Williams Cos., Inc., 7.75%, 2031	$ 80,000	$69,200
Williams Partners LP, 7.25%, 2017	115,000	103,500

		$1,909,647
Network & Telecom - 4.1%
AT&T, Inc., 4.95%, 2013	$ 300,000	$310,231
British Telecommunications PLC, 5.15%, 2013	255,000	251,208
Cincinnati Bell, Inc., 8.375%, 2014	205,000	193,981
Cincinnati Bell, Inc., 7%, 2015	135,000	123,863
Citizens Communications Co., 7.875%, 2027	110,000	89,650
Deutsche Telekom International Finance B.V., 8.5%, 2010	500,000	529,585
Nordic Telephone Co. Holdings, 8.25%, 2016 (n)	EUR 85,000	116,560
Qwest Communications International, Inc., 7.25%, 2011	$ 265,000	257,050
Qwest Communications International, Inc. “ B”, 7.5%, 2014	100,000	92,000
Qwest Corp., 8.875%, 2012	160,000	161,200
Qwest Corp., 7.5%, 2014	95,000	90,725
Telecom Italia Capital, 4.875%, 2010	500,000	506,333
Telemar Norte Leste S.A., 9.5%, 2019 (n)	206,000	218,360
Verizon Communications, Inc., 8.75%, 2018	440,000	523,666
Windstream Corp., 8.625%, 2016	120,000	117,900

		$3,582,312
Oil Services - 0.8%
Smith International, Inc., 9.75%, 2019	$ 310,000	$342,496
Weatherford International Ltd., 5.95%, 2012	370,000	364,696

		$707,192
Other Banks & Diversified Financials - 1.1%
American Express Centurion Bank, 5.2%, 2010	$ 300,000	$299,497
Citigroup, Inc., 8.5%, 2019	204,000	211,220
Swedbank AB, 9% to 2010, FRN to 2049 (n)	300,000	136,500
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	500,000	280,000

		$927,217
Pharmaceuticals - 2.1%
GlaxoSmithKline Capital, Inc., 4.85%, 2013	$ 230,000	$239,308
Pfizer, Inc., 6.2%, 2019	500,000	535,155
Roche Holdings, Inc., 6%, 2019 (n)	630,000	652,484
Wyeth, 6.95%, 2011	390,000	421,812

		$1,848,759

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pollution Control - 0.3%
Allied Waste North America, Inc., 7.875%, 2013	$ 125,000	$127,188
Allied Waste North America, Inc., 7.125%, 2016	180,000	175,950

		$303,138
Precious Metals & Minerals - 0.3%
Alrosa Finance S.A., 8.875%, 2014	$ 110,000	$90,750
Teck Resources Ltd., 9.75%, 2014 (n)	45,000	44,775
Teck Resources Ltd., 10.75%, 2019 (n)	95,000	97,731

		$233,256
Printing & Publishing - 0.4%
American Media Operations, Inc., 9%, 2013 (p)(z)	$ 8,657	$4,216
American Media Operations, Inc., 14%, 2013 (p)(z)	90,386	34,578
Dex Media West LLC, 9.875%, 2013 (d)	316,000	67,940
Idearc, Inc., 8%, 2016 (d)	73,000	1,643
Nielsen Finance LLC, 10%, 2014	130,000	123,825
Nielsen Finance LLC, 11.5%, 2016 (n)	35,000	33,250
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016	89,000	56,960
Quebecor World, Inc., 6.125%, 2013 (d)	75,000	6,281
Tribune Co., 5.25%, 2015 (d)	105,000	5,250

		$333,943
Railroad & Shipping - 0.4%
Canadian Pacific Railway Co., 6.5%, 2018	$ 220,000	$210,100
Kansas City Southern Railway, 8%, 2015	50,000	43,000
Panama Canal Railway Co., 7%, 2026 (n)	119,804	80,269

		$333,369
Real Estate - 0.1%
Simon Property Group, Inc., REIT, 6.75%, 2014	$ 67,000	$66,581

Restaurants - 0.6%
YUM! Brands, Inc., 8.875%, 2011	$ 500,000	$540,344

Retailers - 1.7%
Couche-Tard, Inc., 7.5%, 2013	$ 30,000	$29,625
Dollar General Corp., 11.875%, 2017 (p)	25,000	26,375
Home Depot, Inc., FRN, 1.445%, 2009	390,000	389,621
Macy’s Retail Holdings, Inc., 5.35%, 2012	300,000	275,901
Macy’s Retail Holdings, Inc., 5.75%, 2014	100,000	84,018
Macy’s Retail Holdings, Inc., 7.875%, 2015	330,000	317,948
Rite Aid Corp., 7.5%, 2017	70,000	54,950
Sally Beauty Holdings, Inc., 10.5%, 2016	65,000	65,163

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - continued
Staples, Inc., 9.75%, 2014	$ 260,000	$286,683

		$1,530,284
Specialty Chemicals - 0.2%
Ashland, Inc., 9.125%, 2017 (z)	$ 95,000	$96,425
INVISTA, 9.25%, 2012 (n)	100,000	93,500

		$189,925
Specialty Stores - 0.1%
Payless ShoeSource, Inc., 8.25%, 2013	$ 110,000	$94,600

Supermarkets - 0.4%
Delhaize Group, 5.875%, 2014	$ 290,000	$291,791
SUPERVALU, Inc., 8%, 2016	70,000	68,600

		$360,391
Supranational - 0.5%
Central American Bank, 4.875%, 2012 (n)	$ 450,000	$456,007

Telecommunications - Wireless - 1.7%
Cricket Communications, Inc., 7.75%, 2016 (z)	$ 75,000	$72,469
Crown Castle International Corp., 9%, 2015	65,000	65,650
Crown Castle International Corp., 7.75%, 2017 (z)	45,000	44,325
MetroPCS Wireless, Inc., 9.25%, 2014	180,000	180,675
Nextel Communications, Inc., 6.875%, 2013	70,000	58,275
Rogers Communications, Inc., 6.8%, 2018	600,000	640,614
Sprint Nextel Corp., 8.375%, 2012	230,000	226,550
Sprint Nextel Corp., 8.75%, 2032	55,000	43,450
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	164,000	172,200

		$1,504,208
Telephone Services - 0.2%
Embarq Corp., 7.995%, 2036	$ 55,000	$47,575
Frontier Communications Corp., 8.25%, 2014	90,000	87,975

		$135,550
Tobacco - 1.1%
Alliance One International, Inc., 8.5%, 2012	$ 95,000	$88,350
Altria Group, Inc., 9.25%, 2019	410,000	453,579
Reynolds American, Inc., 7.625%, 2016	130,000	127,606
Reynolds American, Inc., 6.75%, 2017	300,000	282,806

		$952,341

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - 0.2%
IIRSA Norte Finance Ltd., 8.75%, 2024	$ 245,268	$213,383

Transportation - Services - 0.2%
Hertz Corp., 8.875%, 2014	$ 165,000	$150,150
Quality Distribution, Inc., 9%, 2010	95,000	47,500

		$197,650
U.S. Government Agencies and Equivalents - 1.2%
American Express Co., 3.15%, 2011	$ 300,000	$311,436
Freddie Mac, 2.875%, 2010	730,000	751,505

		$1,062,941
U.S. Treasury Obligations - 14.4%
U.S. Treasury Bonds, 12.5%, 2014 (f)	$ 5,309,000	$5,439,649
U.S. Treasury Bonds, 10.625%, 2015	2,590,000	3,760,760
U.S. Treasury Bonds, 8.875%, 2019	1,817,000	2,598,310
U.S. Treasury Bonds, 7.5%, 2024	615,000	844,183

		$12,642,902
Utilities - Electric Power - 5.7%
AES Corp., 8%, 2017	$ 190,000	$176,700
Calpine Corp., 8%, 2016 (z)	105,000	99,881
Consumers Energy Co., 6.7%, 2019	80,000	85,720
Dynegy Holdings, Inc., 7.5%, 2015	115,000	92,575
Dynegy Holdings, Inc., 7.125%, 2018	195,000	124,800
Dynegy Holdings, Inc., 7.75%, 2019	60,000	43,650
Edison Mission Energy, 7%, 2017	510,000	369,750
EDP Finance B.V., 6%, 2018 (n)	260,000	257,093
Enel Finance International S.A., 6.25%, 2017 (n)	260,000	261,352
Enersis S.A., 7.375%, 2014	80,000	86,110
Exelon Generation Co. LLC, 6.95%, 2011	250,000	263,595
FirstEnergy Corp., 6.45%, 2011	500,000	523,156
Georgia Power Co., 6%, 2013	150,000	163,739
ISA Capital do Brasil S.A., 7.875%, 2012	100,000	102,500
Mirant North America LLC, 7.375%, 2013	110,000	105,325
NiSource Finance Corp., 7.875%, 2010	500,000	508,819
NRG Energy, Inc., 7.375%, 2016	365,000	343,556
NRG Energy, Inc., 7.375%, 2017	70,000	65,800
Oncor Electric Delivery Co., 5.95%, 2013	430,000	438,365
Pacific Gas & Electric Co., 4.2%, 2011	245,000	253,193
PSEG Power LLC, 7.75%, 2011	329,000	351,673
Texas Competitive Electric Holdings LLC, 10.25%, 2015	475,000	281,438

		$4,998,790

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Gas - 0.8%
Keyspan Corp., 7.625%, 2010	$ 410,000	$432,903
Sempra Energy, 7.95%, 2010	250,000	259,530

		$692,433
Total Bonds (Identified Cost, $103,275,741)		$97,976,272

Floating Rate Loans (g)(r) - 1.8%
Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.22%, 2014	$ 10,913	$6,263
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.61%, 2014	185,377	106,386

		$112,649
Automotive - 0.4%
Accuride Corp., Term Loan, 3%, 2012	$ 18,088	$13,046
Allison Transmission, Inc., Term Loan B, 3.14%, 2014	91,309	70,422
Federal-Mogul Corp., Term Loan B, 2.34%, 2014	134,360	82,743
Ford Motor Co., Term Loan, 3.61%, 2013	65,789	46,566
General Motors, Term Loan B, 8%, 2013	151,716	142,108
Mark IV Industries, Inc., Second Lien Term Loan, 9.85%, 2011 (d)	106,053	862

		$355,747
Broadcasting - 0.1%
Gray Television, Inc., Term Loan, 3.92%, 2014 (o)	$ 67,908	$36,458
Young Broadcasting, Inc., Incremental Term Loan, 4.75%, 2012 (d)	49,163	21,281
Young Broadcasting, Inc., Term Loan, 4.75%, 2012 (d)	92,207	39,913

		$97,652
Building - 0.0%
Building Materials Holding Corp., Term Loan, 3.06%, 2014	$ 20,138	$16,983

Business Services - 0.2%
First Data Corp., Term Loan B-1, 3.05%, 2014	$ 168,182	$123,299

Cable TV - 0.1%
Charter Communications Operating LLC, Term Loan, 6.25%, 2014	$ 89,541	$75,886

Electronics - 0.0%
Freescale Semiconductor, Inc., Term Loan B, 2.16%, 2013	$ 57,564	$35,306

Forest & Paper Products - 0.0%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2010 (d)	$ 46,366	$35,528

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Gaming & Lodging - 0.1%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.59%, 2014	$ 117,595	$11,760
MGM Mirage, Term Loan, 2011 (o)	44,576	33,807

		$45,567
Industrial - 0.0%
Oshkosh Truck Corp., Term Loan B, 7.24%, 2013	$ 19,450	$16,654

Printing & Publishing - 0.2%
Nielsen Finance LLC, Term Loan, 2.38%, 2013	$ 101,571	$89,430
Tribune Co., Incremental Term Loan B, 5.25%, 2014 (d)	204,946	56,433

		$145,863
Specialty Chemicals - 0.1%
LyondellBasell, DIP Term Loan, 9.16%, 2014 (q)	$ 23,028	$23,592
LyondellBasell, DIP Term Loan B-3, 5.94%, 2014	23,017	18,362
LyondellBasell, Dutch Tranche Revolving Credit Loan, 5.75%, 2014 (o)	1,931	811
LyondellBasell, Dutch Tranche Term Loan, 5.75%, 2014 (o)	4,571	1,920
LyondellBasell, German Tranche Term Loan B-1, 6%, 2014 (o)	5,545	2,329
LyondellBasell, German Tranche Term Loan B-2, 6%, 2014 (o)	5,545	2,329
LyondellBasell, German Tranche Term Loan B-3, 6%, 2014 (o)	5,545	2,329
LyondellBasell, U.S. Tranche Revolving Credit Loan, 5.75%, 2014 (o)	7,243	3,042
LyondellBasell, U.S. Tranche Term Loan, 5.75%, 2014 (o)	13,800	5,796
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014 (o)	24,062	10,106
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014 (o)	24,062	10,106
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014 (o)	24,062	10,106

		$90,828
Specialty Stores - 0.1%
Michaels Stores, Inc., Term Loan B, 2.67%, 2013 (o)	$ 113,908	$81,349

Utilities - Electric Power - 0.4%
Calpine Corp., Term Loan, 4.09%, 2014	$ 123,883	$106,907
NRG Energy, Inc., Synthetic Letter of Credit, 2.82%, 2013	22,896	21,176
NRG Energy, Inc., Term Loan, 2.97%, 2013	43,015	39,784
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.88%, 2014 (o)	299,992	205,044

		$372,911
Total Floating Rate Loans (Identified Cost, $2,085,526)		$1,606,222

Portfolio of Investments (unaudited) – continued

Common Stocks - 0.0%
Issuer			Shares/Par	Value ($)

Printing & Publishing - 0.0%
American Media, Inc. (a)			1,657	$2,220

Trucking - 0.0%
Quality Distribution, Inc. (a)(z)			671	$1,308
Total Common Stocks (Identified Cost, $3,546)				$3,528

Preferred Stocks - 0.1%
Financial Institutions - 0.1%
Preferred Blocker, Inc., 7% (z) (Identified Cost, $90,860)			118	$49,770

	Strike Price	First Exercise

Warrants - 0.0%
Telephone Services - 0.0%
Jazztel PLC (6 shares for 1 warrant) (Identified Cost, $79) (a)(z)	EUR 204.6	7/05/00	40	$0
Total Investments (Identified Cost, $105,455,752)				$99,635,792

Other Assets, Less Liabilities - (13.8)%				(12,064,551)
Net Assets - 100.0%				$87,571,241

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,967,278, representing 11.38% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
AMC Entertainment, Inc., 8.75%, 2019	5/28/09	$97,000	$96,250
ANZ National Bank Ltd. Group, 3.25%, 2012	3/26/09	239,681	239,752
American Media Operations, Inc., 9%, 2013	1/22/07-4/15/09	5,272	4,216
American Media Operations, Inc., 14%, 2013	1/22/07-4/15/09	46,738	34,578
Ashland, Inc., 9.125%, 2017	5/19/09-5/29/09	92,771	96,425
Calpine Corp., 8%, 2016	5/12/09	100,280	99,881
Cricket Communications, Inc., 7.75%, 2016	5/28/09-5/29/09	72,249	72,469
Crown Castle International Corp., 7.75%, 2017	4/15/09	43,691	44,325
Emirate of Abu Dhabi, 6.75%, 2019	4/01/09	123,690	128,707
Firekeepers Development Authority, 13.875%, 2015	4/22/08	97,471	90,000
GMAC LLC, 6.875%, 2011	12/26/08-5/21/09	395,574	426,915
GMAC LLC, 7%, 2012	1/23/09	49,375	61,250
GMAC LLC, 6.75%, 2014	2/09/09	58,950	75,150
GMAC LLC, 8%, 2031	12/26/08-4/30/09	75,397	88,500
Harrah’s Operating Co., Inc., 11.25%, 2017	5/27/09	43,301	43,650
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08	5,221	2,670
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08-10/03/08	236,484	134,168
Host Hotels & Resorts, Inc., 9%, 2017	5/05/09	24,154	23,500
Jazztel PLC (Warrants)	10/09/02	79	0
Kookmin Bank, 7.25%, 2014	5/06/09	197,381	203,064
LBI Media, Inc., 8.5%, 2017	7/18/07	59,010	21,675
Local TV Finance LLC, 9.25%, 2015	5/02/07-12/11/07	159,669	21,533
MGM Mirage, 10.375%, 2014	5/14/09	14,580	15,450
MGM Mirage, 11.125%, 2017	5/14/09	43,808	47,138
MarkWest Energy Partners LP, 6.875%, 2014	5/20/09	70,243	72,450
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014	11/13/07-6/10/08	115,900	41,394
National Power Corp., 7.25%, 2019	5/19/09	139,828	142,450
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	90,860	49,770
Psychiatric Solutions, Inc., 7.75%, 2015	5/04/09	75,438	75,650
Quality Distribution, Inc.	12/28/06	0	1,308
SABMiller PLC, 6.2%, 2011	1/09/09	298,917	308,442
SandRidge Energy, Inc., 9.875%, 2016	5/11/09	28,738	28,575
USI Holdings Corp., 9.75%, 2015	4/26/07-9/13/07	167,700	95,813
Wind Acquisition Finance S.A., 10.75%, 2015	3/19/08	164,410	172,200
Total Restricted Securities			$3,059,318
% of Net Assets			3.5%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 5/31/09

Forward Foreign Currency Exchange Contracts at 5/31/09

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation – Asset Derivatives
BUY	AUD	UBS AG	397,365	7/01/09	$305,451	$317,574	$12,123
BUY	JPY	UBS AG	202,384,401	7/21/09	2,118,898	2,125,293	6,395

							$18,518

Depreciation – Liability Derivatives
SELL	AUD	UBS AG	376,420	7/01/09	$271,207	$300,835	$(29,628)
SELL	CAD	UBS AG	754,402	8/17/09	645,417	691,343	(45,926)
SELL	EUR	UBS AG	4,613,965	7/20/09	6,261,612	6,520,317	(258,705)
SELL	GBP	Barclays Bank PLC	487,949	7/15/09	739,320	788,548	(49,228)
SELL	GBP	Deutsche Bank AG	393,102	7/15/09	595,698	635,270	(39,572)
SELL	JPY	JPMorgan Chase Bank	278,134,918	7/15/09	2,906,746	2,920,581	(13,835)
SELL	SEK	UBS AG	1,643,450	6/29/09	202,437	217,165	(14,728)

							$(451,622)

Portfolio of Investments (unaudited) – continued

Futures contracts outstanding at 5/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond (Long)	USD	2	$235,313	Sep-09	$774
U.S. Treasury Note 5 yr (Long)	USD	14	1,616,563	Sep-09	6,514
					$7,288

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	23	$2,691,000	Sep-09	$(4,573)

Swap Agreements at 5/31/09

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
12/20/13	USD 240,000	JPMorgan Chase Bank	(1)	0.78% (fixed rate)	$(281)
3/20/14	USD 190,000	Morgan Stanley Capital Services, Inc.	(2)	1.75% (fixed rate)	(652)
					$(933)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Arrow Electronics, Inc., 6.875%, 6/01/18.

(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhauser Corp., 7.125%, 7/15/23.

At May 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $105,455,752)	$99,635,792
Receivables for
Forward foreign currency exchange contracts	18,518
Daily variation margin on open futures contracts	36,109
Investments sold	1,450,668
Interest and dividends	1,719,070
Other assets	20,914
Total assets		$102,881,071
Liabilities
Notes payable	$10,000,000
Payable to custodian	3,686,218
Payables for
Distributions	40,054
Forward foreign currency exchange contracts	451,622
Investments purchased	1,046,905
Swaps, at value	933
Payable to affiliates
Management fee	7,129
Transfer agent and dividend disbursing costs	3,523
Administrative services fee	271
Payable for independent trustees’ compensation	7,049
Accrued expenses and other liabilities	66,126
Total liabilities		$15,309,830
Net assets		$87,571,241
Net assets consist of
Paid-in capital	$114,895,273
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(6,231,153)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(19,961,968)
Accumulated distributions in excess of net investment income	(1,130,911)
Net assets		$87,571,241
Shares of beneficial interest outstanding		10,905,800
Net asset value per share (net assets of $87,571,241 / 10,905,800 shares of beneficial interest outstanding)		$8.03

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$3,148,395
Dividends	3,202
Dividends from underlying funds	810
Foreign taxes withheld	(480)
Total investment income		$3,151,927
Expenses
Management fee	$312,583
Transfer agent and dividend disbursing costs	13,741
Administrative services fee	12,209
Independent trustees’ compensation	7,379
Stock exchange fee	13,848
Custodian fee	17,658
Interest expense	32,478
Shareholder communications	21,379
Auditing fees	30,397
Legal fees	6,196
Miscellaneous	29,286
Total expenses		$497,154
Fees paid indirectly	(85)
Reduction of expenses by investment adviser	(306)
Net expenses		$496,763
Net investment income		$2,655,164
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(1,898,506)
Futures contracts	130,658
Swap transactions	107,661
Foreign currency transactions	(6,006)
Net realized gain (loss) on investments and foreign currency transactions		$(1,666,193)
Change in unrealized appreciation (depreciation)
Investments	$10,334,042
Futures contracts	(132,582)
Swap transactions	(140,432)
Translation of assets and liabilities in foreign currencies	(1,028,969)
Net unrealized gain (loss) on investments and foreign currency translation		$9,032,059
Net realized and unrealized gain (loss) on investments and foreign currency		$7,365,866
Change in net assets from operations		$10,021,030

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/09	Year ended 11/30/08
Change in net assets	(unaudited)
From operations
Net investment income	$2,655,164	$5,097,190
Net realized gain (loss) on investments and foreign currency transactions	(1,666,193)	509,144
Net unrealized gain (loss) on investments and foreign currency translation	9,032,059	(15,516,107)
Change in net assets from operations	$10,021,030	$(9,909,773)
Distributions declared to shareholders
From net investment income	$(4,502,998)	$(5,610,738)
From other sources	(1,130,911)	—
Total distributions declared to shareholders	$(5,633,909)	$(5,610,738)
Change in net assets from fund share transactions	$(369,532)	$(330,347)
Total change in net assets	$4,017,589	$(15,850,858)
Net assets
At beginning of period	83,553,652	99,404,510
At end of period (including accumulated distributions in excess of net investment income of $1,130,911 and undistributed net investment income of $1,847,834, respectively)	$87,571,241	$83,553,652

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
			2008	2007		2006	2005	2004

Net asset value, beginning of period	$7.62		$9.03	$9.21		$9.25	$9.79	$9.47
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.46	$0.47		$0.50	$0.55	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		(1.36)	(0.00	)(w)	0.14	(0.35)	0.46
Total from investment operations	$0.93		$(0.90)	$0.47		$0.64	$0.20	$1.02
Less distributions declared to shareholders
From net investment income	$(0.42)		$(0.51)	$(0.65)		$(0.68)	$(0.63)	$(0.60)
From net realized gain on investments	—		—	—		—	(0.11)	(0.10)
From other sources	(0.10)		—	—		—	—	—
Total distributions declared to shareholders	$(0.52)		$(0.51)	$(0.65)		$(0.68)	$(0.74)	$(0.70)
Net increase from repurchase of capital shares	$0.00	(w)	$0.00 (w)	$—		$—	$—	$—
Net asset value, end of period	$8.03		$7.62	$9.03		$9.21	$9.25	$9.79
Per share market value, end of period	$7.56		$5.94	$8.19		$8.44	$8.09	$8.68
Total return at market value (%)	36.67	(n)	(22.46)	4.84		13.27	1.30	4.91
Total return at net asset value (%) (r)(s)(t)	13.16	(n)	(9.78)	5.93		8.10	2.69	11.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.17	1.02		1.11	1.04	1.01
Expenses after expense reductions (f)	1.19	(a)	1.17	1.02		N/A	N/A	N/A
Net investment income	6.37	(a)	5.35	5.15		5.49	5.76	5.91
Portfolio turnover	25		63	88		45	47	73
Net assets at end of period (000 omitted)	$87,571		$83,554	$99,405		$101,422	$101,874	$107,797
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Prior to November 30, 2007, total return at net asset value is unaudited.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS InterMarket Income Trust I (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party

Notes to Financial Statements (unaudited) – continued

pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with

Notes to Financial Statements (unaudited) – continued

price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,308	$99,632,264	$2,220	$99,635,792
Other Financial Instruments	$2,715	$(434,037)	$—	$(431,322)

Notes to Financial Statements (unaudited) – continued

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 11/30/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(1,326)	—
Net purchases (sales)	3,546	—
Transfers in and/or out of Level 3	—	—
Balance as of 5/31/09	$2,220	$—

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FASB Statement No. 157, Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to the fund, and believes the impact resulting from the adoption of this FSP will be limited to expanded disclosure in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt

Notes to Financial Statements (unaudited) – continued

securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from

Notes to Financial Statements (unaudited) – continued

derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2009:

		Asset Derivatives			Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value		Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts	Interest Rate Futures	Unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	$7,288(a	)	Unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	$(4,573	)(a)
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	Receivable for forward foreign currency exchange contracts	18,518		Payable for forward foreign currency exchange contracts	(451,622)
Credit Contracts	Credit Default Swaps	Swaps, at value	—		Swaps, at value	(933)
Total Derivatives not Accounted for as Hedging Instruments Under FAS 133			$25,806			$(457,128)

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s Portfolio of Investments. Only the current day’s variation margin for futures contracts is reported within the fund’s Statement of Assets and Liabilities.

The following table presents by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2009 as reported in the Statement of Operations:

	Futures Contracts	Foreign Currency Transactions	Swap Transactions	Total
Interest Rate Contracts	$130,658	$—	$—	$130,658
Foreign Exchange Contracts	—	31,425	—	31,425
Credit Contracts	—	—	107,661	107,661
Total	$130,658	$31,425	$107,661	$269,744

Notes to Financial Statements (unaudited) – continued

The following table presents by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2009 as reported in the Statement of Operations:

	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Swap Transactions	Total
Interest Rate Contracts	$(132,582)	$—	$—	$(132,582)
Foreign Exchange Contracts	—	(1,092,557)	—	(1,092,557)
Credit Contracts	—	—	(140,432)	(140,432)
Total	$(132,582)	$(1,092,557)	$(140,432)	$(1,365,571)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of

Notes to Financial Statements (unaudited) – continued

counterparties to meet the terms of their contracts. The fund’s maximum risk due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined

Notes to Financial Statements (unaudited) – continued

deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swaps in a net liability position as of May 31, 2009 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against the collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the

Notes to Financial Statements (unaudited) – continued

terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At May 31, 2009, the portfolio had unfunded loan commitments of $7,674, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, foreign currency transactions, and derivative transactions.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/2008
Ordinary income (including any short-term capital gains)	$5,610,738

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/09
Cost of investments	$107,364,822
Gross appreciation	2,738,540
Gross depreciation	(10,467,570)
Net unrealized appreciation (depreciation)	$(7,729,030)

As of 11/30/08
Undistributed ordinary income	$2,729,834
Capital loss carryforwards	(16,428,885)
Post-October capital loss deferral	(28,003)
Other temporary differences	(68,934)
Net unrealized appreciation (depreciation)	$(17,915,165)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of November 30, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/09	$(5,692,253)
11/30/10	(7,020,484)
11/30/13	(333,261)
11/30/14	(1,436,435)
11/30/16	(1,946,452)
$(16,428,885)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2009, these fees paid to MFSC amounted to $4,342. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of

Notes to Financial Statements (unaudited) – continued

the fund. For the six months ended May 31, 2009, the fund did not pay any out-of-pocket expenses to MFSC.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2009 was equivalent to an annual effective rate of 0.0293% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – The fund’s former independent trustees participated in a Deferred Compensation Plan (the Plan). The fund’s current independent trustees are not allowed to defer compensation under the Plan. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $7,016 of deferred trustees’ compensation.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $652 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $306, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Notes to Financial Statements (unaudited) – continued

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$6,088	$729,552
Investments (non-U.S. Government securities)	$31,706,898	$21,121,418

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased and retired 56,200 shares of beneficial interest during the six months ended May 31, 2009 at an average price per share of $6.58 and a weighted average discount of 12.76% per share. The fund repurchased and retired 47,000 shares of beneficial interest during the year ended November 30, 2008 at an average price per share of $7.03 and a weighted average discount of 16.98% per share. Transactions in fund shares were as follows:

	Six months ended		Year ended
	5/31/09		11/30/08
	Shares	Amount	Shares	Amount
Treasury shares reacquired	(56,200)	$(369,532)	(47,000)	$(330,347)

(6)	Loan Agreement

On February 13, 2009, the fund entered into a credit agreement with a bank for a revolving line of credit that can be drawn upon up to $20,000,000. The credit agreement matures on February 12, 2010. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus 1.00% or an alternate rate, at the option of the borrower, stated as the greater of Overnight LIBOR plus 1.00% or the Federal Funds Rate plus 1.00%. The fund had outstanding borrowings under this agreement at May 31, 2009 in the amount of $10,000,000. The fund did incur interest expense of $32,478 and a facility fee of $17,538 during the period, which is based on the commitment amount. Prior to February 13, 2009, the fund had a credit agreement with a bank for a revolving line of credit that could be drawn upon up to $45,000,000; that agreement expired February 12, 2009. For the six months ended May 31, 2009, the average daily loan balance was $5,978,022 at a weighted average interest rate of 1.08%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	3,531,148	(3,531,148)	—

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$810	$—

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS InterMarket Income Trust I:

We have reviewed the accompanying statement of assets and liabilities of the MFS InterMarket Income Trust I (the Fund), including the portfolio of investments, as of May 31, 2009, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2009. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2008, and the financial highlights for each of the two years in the period ended November 30, 2008, and in our report dated January 20, 2009, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights. The financial highlights for each of the three years in the period ended November 30, 2006 were audited by another independent registered accounting firm whose report, dated January 25, 2007, expressed an unqualified opinion on those financial highlights.

Boston, Massachusetts

July 17, 2009

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s two most recent reviews and renewals of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2008 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1.800.SEC.0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Transfer Agent, Registrar and Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

500 Boylston Street, Boston, MA 02116	New York Stock Exchange Symbol: CMK

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS InterMarket Income Trust I

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/08-12/31/08	56,200	7.52	56,200	997,700
1/01/09-1/31/09	0	N/A	0	997,700
2/01/09-2/28/09	0	N/A	0	997,700
3/01/09-3/31/09	0	N/A	0	1,090,580
4/01/09-4/30/09	0	N/A	0	1,090,580
5/01/09-5/31/09	0	N/A	0	1,090,580

Total	56,200		56,200

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2009 plan year is 1,090,580.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS INTERMARKET INCOME TRUST I

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2009

*	Print name and title of each signing officer under his or her signature.